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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       April 3, 2002



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:  Alliance Money Market Fund
                   (File Nos. 33-85850 and 811-08838)

Dear Sir or Madam:

         On behalf of Alliance Money Market Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on March 28, 2002.

                                       Sincerely,


                                       /s/ Paul M. Miller
                                       --------------------------
                                           Paul M. Miller

















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